Leases - Schedule of Weighted Average Lease Term and Weighted Average Discount Rate & Components of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating ROU assets	$ 152,609	$ 94,885
Finance ROU assets	112,437
Total lease assets	265,046	94,885
Liabilities
Current operating lease liabilities	58,528	19,945
Current finance lease liabilities	30,534
Non-current operating lease liabilities	74,863	72,680
Non-current finance lease liabilities	51,227
Total lease liabilities	$ 215,152	$ 92,625
Operating leases	39 months	52 months 13 days
Finance leases	29 months
Weighted average discount rate
Operating leases	3.84%	3.84%
Finance leases	14.01%
Operating leases	$ 43,655	$ 15,268	$ 9,636
Finance leases	34,608
Short-term leases not included in measurement of lease liabilities	25,896
Total Operating leases	$ 104,159	$ 15,268	$ 9,636